Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.9%)
Cable One, Inc.	1,579	420
CarGurus, Inc. *	30,400	886
Cars.com, Inc. *	20,312	229
Cinemark Holdings, Inc.	36,880	918
Cogent Communications Holdings, Inc.	14,603	895
Gogo, Inc. *	20,563	177
IAC, Inc. *	24,478	1,124
John Wiley & Sons, Inc. - Class A	14,173	632
Lumen Technologies, Inc. *	350,470	1,374
Madison Square Garden Sports Corp. *	5,770	1,124
QuinStreet, Inc. *	19,547	349
Scholastic Corp.	8,857	167
Shenandoah Telecommunications Co.	15,633	196
Shutterstock, Inc.	8,446	157
TechTarget, Inc. *	9,125	135
TEGNA, Inc.	55,616	1,013
Telephone and Data Systems, Inc.	33,676	1,305
Thryv Holdings, Inc. *	14,152	181
TripAdvisor, Inc. *	37,739	535
Yelp, Inc. *	22,775	843

Total		12,660

Consumer Discretionary (12.8%)
Academy Sports & Outdoors, Inc.	24,024	1,096
Acushnet Holdings Corp.	9,466	650
Adient PLC *	28,815	371
Adtalem Global Education, Inc. *	12,868	1,295
Advance Auto Parts, Inc.	20,547	806
American Axle & Manufacturing Holdings, Inc. *	39,898	162
American Eagle Outfitters, Inc.	60,706	705
Asbury Automotive Group, Inc. *	6,767	1,494
BJ’s Restaurants, Inc. *	8,016	275
Bloomin’ Brands, Inc.	26,582	191
Boot Barn Holdings, Inc. *	10,577	1,136
BorgWarner, Inc.	75,651	2,167

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Brinker International, Inc. *	15,319	2,283
The Buckle, Inc.	10,260	393
Caleres, Inc.	11,523	199
Carter’s, Inc.	12,354	505
Cavco Industries, Inc. *	2,765	1,437
Century Communities, Inc.	9,354	628
Champion Homes, Inc. *	18,192	1,724
The Cheesecake Factory, Inc.	16,212	789
Cracker Barrel Old Country Store, Inc.	7,651	297
Dana, Inc.	44,651	595
Dave & Buster’s Entertainment, Inc. *	10,558	185
Dorman Products, Inc. *	9,398	1,133
Dream Finders Homes, Inc. - Class A *	9,435	213
Ethan Allen Interiors, Inc.	7,847	217
Etsy, Inc. *	38,935	1,837
Foot Locker, Inc. *	28,302	399
Fox Factory Holding Corp. *	14,298	334
Frontdoor, Inc. *	26,185	1,006
Gentherm, Inc. *	10,633	284
G-III Apparel Group, Ltd. *	13,291	363
Golden Entertainment, Inc.	7,069	187
Green Brick Partners, Inc. *	10,651	621
Group 1 Automotive, Inc.	4,482	1,712
Guess?, Inc.	9,430	104
Hanesbrands, Inc. *	122,300	706
Helen of Troy, Ltd. *	7,853	420
Installed Building Products, Inc.	8,025	1,376
Jack in the Box, Inc.	6,531	178
Kohl’s Corp.	38,057	311
Kontoor Brands, Inc.	17,161	1,101
La-Z-Boy, Inc.	14,404	563
LCI Industries	8,840	773
Leggett & Platt, Inc.	46,036	364
LGI Homes, Inc. *	7,104	472
M/I Homes, Inc. *	9,422	1,076
MarineMax, Inc. *	6,938	149
Meritage Homes Corp.	25,008	1,773
Mister Car Wash, Inc. *	32,683	258
Monarch Casino & Resort, Inc.	4,452	346

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Monro, Inc.	10,320	149
National Vision Holdings, Inc. *	27,203	348
Newell Brands, Inc.	143,802	892
The ODP Corp. *	10,581	152
Oxford Industries, Inc.	5,169	303
Papa John’s International, Inc.	11,177	459
Patrick Industries, Inc.	11,598	981
Penn Entertainment, Inc. *	51,702	843
Perdoceo Education Corp.	21,257	535
PHINIA, Inc.	13,998	594
Sabre Corp. *	132,216	371
Sally Beauty Holdings, Inc. *	34,874	315
Shake Shack, Inc. - Class A *	13,828	1,219
Shoe Carnival, Inc.	5,987	132
Signet Jewelers, Ltd.	15,051	874
Six Flags Entertainment Corp.	32,211	1,149
Sonic Automotive, Inc. - Class A	4,982	284
Sonos, Inc. *	40,785	435
Standard Motor Products, Inc.	7,019	175
Steven Madden, Ltd.	25,024	667
Strategic Education, Inc.	8,419	707
Stride, Inc. *	14,762	1,867
Sturm, Ruger & Co., Inc.	5,740	225
Topgolf Callaway Brands Corp. *	48,705	321
TRI Pointe Homes, Inc. *	32,419	1,035
Upbound Group, Inc.	17,526	420
Urban Outfitters, Inc. *	19,450	1,019
Victoria’s Secret & Co. *	27,195	505
Winnebago Industries, Inc.	9,728	335
Wolverine World Wide, Inc.	27,437	382
Worthington Enterprises, Inc.	10,617	532
XPEL, Inc. *	7,757	228

Total		56,112

Consumer Staples (3.2%)
The Andersons, Inc.	10,998	472
B&G Foods, Inc.	27,215	187
Cal-Maine Foods, Inc.	14,036	1,276

Index 600 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Central Garden & Pet Co. *	3,181	117
Central Garden & Pet Co. - Class A *	17,470	572
The Chefs’ Warehouse, Inc. *	12,074	658
Edgewell Personal Care Co.	16,803	524
Energizer Holdings,
Inc.	22,697	679
Fresh Del Monte Produce, Inc.	11,726	361
Freshpet, Inc. *	16,769	1,395
Grocery Outlet Holding Corp. *	33,299	465
Interparfums, Inc.	6,193	705
J & J Snack Foods Corp.	5,399	711
John B. Sanfilippo & Son, Inc.	3,085	219
MGP Ingredients, Inc.	4,901	144
National Beverage Corp.	8,103	337
PriceSmart, Inc.	8,619	757
The Simply Good Foods Co. *	31,750	1,095
SpartanNash Co.	11,734	238
Tootsie Roll Industries, Inc.	5,801	183
TreeHouse Foods, Inc. *	15,470	419
United Natural Foods, Inc. *	20,716	567
Universal Corp.	8,450	474
USANA Health Sciences, Inc. *	3,925	106
WD-40 Co.	4,680	1,142
WK Kellogg Co.	22,701	452

Total		14,255

Energy (4.5%)
Archrock, Inc.	60,431	1,586
Atlas Energy Solutions, Inc.	24,628	439
Bristow Group, Inc. *	8,422	266
Cactus, Inc. - Class A	23,085	1,058
California Resources Corp.	24,647	1,084
Comstock Resources, Inc. *	31,309	637
Core Laboratories, Inc.	15,946	239
Core Natural Resources, Inc.	17,536	1,352
Crescent Energy Co. - Class A	63,279	711
CVR Energy, Inc.	11,695	227

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Dorian LPG, Ltd.	12,416	277
Helix Energy Solutions Group, Inc. *	48,934	407
Helmerich & Payne, Inc.	34,487	901
Innovex International, Inc. *	13,227	238
International Seaways, Inc.	13,796	458
Liberty Energy, Inc.	56,049	887
Magnolia Oil & Gas Corp. - Class A	66,132	1,670
Northern Oil and Gas, Inc.	34,430	1,041
Oceaneering International, Inc. *	35,088	765
Par Pacific Holdings, Inc. *	19,390	276
Patterson-UTI Energy, Inc.	121,924	1,002
Peabody Energy Corp.	41,670	565
ProPetro Holding Corp. *	27,373	201
REX American Resources Corp. *	5,264	198
RPC, Inc.	28,886	159
SM Energy Co.	39,643	1,187
Talos Energy, Inc. *	42,598	414
Tidewater, Inc. *	16,534	699
Vital Energy, Inc. *	9,189	195
World Kinect Corp.	19,927	565

Total		19,704

Financials (18.9%)
Acadian Asset Management, Inc.	9,860	255
Ameris Bancorp	22,307	1,284
AMERISAFE, Inc.	6,513	342
Apollo Commercial Real Estate Finance, Inc.	44,571	427
Arbor Realty Trust, Inc.	65,263	767
ARMOUR Residential REIT, Inc.	26,277	449
Artisan Partners Asset Management, Inc. - Class A	24,252	948
Assured Guaranty, Ltd.	16,523	1,456
Atlantic Union Bankshares Co.	44,939	1,399
Axos Financial, Inc. *	18,736	1,209
Banc of California, Inc.	47,694	677
BancFirst Corp.	6,866	754
The Bancorp, Inc. *	16,480	871
Bank of Hawaii Corp.	13,727	947
BankUnited, Inc.	25,881	891
Banner Corp.	11,935	761
Berkshire Hills Bancorp, Inc.	15,913	415

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
BGC Group, Inc. - Class A	129,264	1,185
Blackstone Mortgage Trust, Inc.	59,360	1,187
Brookline Bancorp, Inc.	30,430	332
Capitol Federal Financial, Inc.	41,798	234
Cathay General Bancorp	24,639	1,060
Central Pacific Financial Corp.	9,235	250
City Holding Co.	5,071	596
Cohen & Steers, Inc.	9,265	744
Community Financial System, Inc.	18,197	1,035
Customers Bancorp, Inc. *	9,981	501
CVB Financial Corp.	45,482	840
Dime Community Bancshares, Inc.	13,746	383
Donnelley Financial Solutions, Inc. *	9,105	398
Eagle Bancorp, Inc.	10,338	217
Ellington Financial, Inc.	31,155	413
Employers Holdings, Inc.	8,449	428
Encore Capital Group, Inc. *	8,077	277
Enova International, Inc. *	8,920	861
EVERTEC, Inc.	21,991	809
EZCORP, Inc. - Class A *	18,048	266
FB Financial Corp.	12,084	560
First Bancorp	70,429	1,650
First Commonwealth Financial Corp.	35,120	546
First Financial Bancorp	33,042	825
First Hawaiian, Inc.	43,707	1,068
Franklin BSP Realty Trust, Inc.	28,806	367
Fulton Financial Corp.	62,821	1,136
Genworth Financial, Inc. *	147,703	1,047
Goosehead Insurance, Inc. - Class A	8,429	995
HA Sustainable Infrastructure Capital, Inc.	41,126	1,203
Hanmi Financial Corp.	10,475	237
HCI Group, Inc.	2,909	434
Heritage Financial Corp.	11,576	282
Hilltop Holdings, Inc.	15,754	480
Hope Bancorp, Inc.	41,347	433
Horace Mann Educators Corp.	14,080	602
Independent Bank Corp.	14,712	922

Index 600 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Jackson Financial, Inc.	25,495	2,136
KKR Real Estate Finance Trust, Inc.	19,805	214
Lakeland Financial Corp.	8,742	520
Lincoln National Corp.	58,817	2,112
Mercury General Corp.	9,113	509
Moelis & Co. - Class A	24,377	1,423
Mr. Cooper Group, Inc. *	21,923	2,622
National Bank Holding Corp. - Class A	13,029	499
Navient Corp.	25,317	320
NBT Bancorp, Inc.	16,281	698
NCR Atleos Corp. *	25,062	661
New York Mortgage Trust, Inc.	31,024	201
NMI Holdings, Inc. *	27,168	979
Northwest Bancshares, Inc.	44,036	529
OFG Bancorp	15,848	634
Pacific Premier Bancorp, Inc.	33,500	714
Palomar Holdings, Inc. *	9,159	1,255
Park National Corp.	5,027	761
Pathward Financial, Inc.	8,234	601
Payoneer Global, Inc. *	88,726	649
PennyMac Mortgage Investment Trust	30,108	441
Piper Sandler Cos.	5,559	1,377
PJT Partners, Inc. - Class A	8,172	1,127
PRA Group, Inc. *	13,635	281
Preferred Bank - Los Angeles	4,202	352
ProAssurance Corp. *	17,655	412
PROG Holdings, Inc.	14,204	378
Provident Financial Services, Inc.	45,209	776
Radian Group, Inc.	49,994	1,653
Ready Capital Corp.	57,390	292
Redwood Trust, Inc.	45,054	273
Renasant Corp.	31,801	1,079
S&T Bancorp, Inc.	13,106	486
Safety Insurance Group, Inc.	5,083	401
Seacoast Banking Corp. of Florida	29,447	758
ServisFirst Bancshares, Inc.	17,323	1,431
Simmons First National
Corp. - Class A	43,512	893
SiriusPoint, Ltd. *	31,595	546
Southside Bancshares, Inc.	9,925	287
Stellar Bancorp, Inc.	16,295	451

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
StepStone Group, Inc. - Class A	22,795	1,191
Stewart Information Services Corp.	9,599	685
StoneX Group, Inc. *	14,883	1,137
Tompkins Financial Corp.	4,378	276
Triumph Financial, Inc. *	7,531	435
Trupanion, Inc. *	11,468	427
TrustCo Bank Corp.	6,489	198
Trustmark Corp.	21,043	726
Two Harbors Investment Corp.	35,584	475
United Community Banks, Inc.	41,232	1,160
United Fire Group, Inc.	7,428	219
Veritex Holdings, Inc.	19,037	475
Virtu Financial, Inc. - Class A	27,849	1,062
Virtus Investment Partners, Inc.	2,294	395
WaFd, Inc.	28,229	807
Walker & Dunlop, Inc.	11,099	947
Westamerica Bancorporation	9,234	468
WisdomTree Investments, Inc.	39,577	353
World Acceptance Corp. *	1,121	142
WSFS Financial Corp.	20,290	1,052

Total		83,016

Health Care (11.9%)
Acadia Pharmaceuticals, Inc. *	42,656	708
AdaptHealth Corp. *	36,398	395
Addus HomeCare Corp. *	6,147	608
ADMA Biologics, Inc. *	81,636	1,620
Alkermes PLC *	56,189	1,855
AMN Healthcare Services, Inc. *	13,113	321
Amphastar Pharmaceuticals, Inc. *	12,878	373
ANI Pharmaceuticals, Inc. *	5,688	381
Arcus Biosciences, Inc. *	22,950	180
Arrowhead Pharmaceuticals, Inc. *	43,462	554
Artivion, Inc. *	13,225	325
Astrana Health, Inc. *	14,222	441
Avanos Medical, Inc. *	16,055	230
BioLife Solutions, Inc. *	12,520	286

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Catalyst Pharmaceuticals, Inc. *	38,803	941
Certara, Inc. *	37,518	371
Collegium Pharmaceutical, Inc. *	11,037	329
Concentra Group Holdings Parent, Inc.	37,540	815
CONMED Corp.	10,700	646
Corcept Therapeutics, Inc. *	32,203	3,678
CorVel Corp. *	9,402	1,053
Cytek Biosciences, Inc. *	36,657	147
Dynavax Technologies Corp. *	41,889	543
Embecta Corp.	20,262	258
Enovis Corp. *	19,536	746
Fortrea Holdings, Inc. *	30,686	232
Glaukos Corp. *	19,047	1,875
Harmony Biosciences Holdings, Inc. *	13,065	434
HealthStream, Inc.	8,348	269
ICU Medical, Inc. *	8,463	1,175
Innoviva, Inc. *	19,279	349
Inspire Medical Systems, Inc. *	10,247	1,632
Integer Holdings Corp. *	11,589	1,368
Integra LifeSciences Holdings Corp. *	22,741	500
Krystal Biotech, Inc. *	8,749	1,577
LeMaitre Vascular, Inc.	7,081	594
Ligand Pharmaceuticals, Inc. *	6,561	690
Merit Medical Systems, Inc. *	20,110	2,126
Mesa Laboratories, Inc.	1,903	226
Myriad Genetics, Inc. *	31,131	276
National HealthCare Corp.	4,292	398
Neogen Corp. *	68,543	594
NeoGenomics, Inc. *	44,080	418
OmniAb, Inc. - 12.50 Earnout Consideration *,Æ	2,585	–
OmniAb, Inc. - 15.00 Earnout Consideration *,Æ	2,585	–
Omnicell, Inc. *	15,872	555
Organon & Co.	89,156	1,328
Owens & Minor, Inc. *	25,623	231
Pacira Biosciences, Inc. *	15,802	393
Patterson Cos., Inc.	27,134	848
Pediatrix Medical Group, Inc. *	29,011	420

Index 600 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Phibro Animal Health Corp. - Class A	6,911	148
Premier, Inc. - Class A	31,665	610
Prestige Consumer Healthcare, Inc. *	17,120	1,472
Privia Health Group, Inc. *	35,798	804
Progyny, Inc. *	25,395	567
Protagonist Therapeutics, Inc. *	20,591	996
QuidelOrtho Corp. *	22,812	798
RadNet, Inc. *	22,521	1,120
Schrodinger, Inc. *	18,986	375
Select Medical Holdings Corp.	36,237	605
Simulations Plus, Inc.	5,678	139
STAAR Surgical Co. *	16,848	297
Supernus Pharmaceuticals, Inc. *	18,934	620
Tandem Diabetes Care, Inc. *	22,511	431
Teleflex, Inc.	16,049	2,218
TG Therapeutics, Inc. *	46,100	1,818
TransMedics Group, Inc. *	11,607	781
UFP Technologies, Inc. *	2,498	504
US Physical Therapy, Inc.	5,170	374
Vericel Corp. *	17,098	763
Vir Biotechnology, Inc. *	31,537	204
Xencor, Inc. *	23,929	255

Total		52,211

Industrials (17.5%)
AAR Corp. *	12,198	683
ABM Industries, Inc.	21,483	1,017
Aerovironment, Inc. *	9,678	1,154
Air Lease Corp.	35,767	1,728
Alamo Group, Inc.	3,597	641
Albany International Corp. - Class A	10,843	749
Allegiant Travel Co.	4,960	256
Amentum Holdings, Inc. *	49,545	902
American Woodmark Corp. *	5,163	304
Apogee Enterprises, Inc.	7,524	349
ArcBest Corp.	7,981	563
Arcosa, Inc.	16,853	1,300
Armstrong World Industries, Inc.	15,023	2,116
Astec Industries, Inc.	7,807	269
AZZ, Inc.	10,314	862
Boise Cascade Co.	13,278	1,302
Brady Corp. - Class A	15,231	1,076
CoreCivic, Inc. *	37,947	770

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
CSG Systems International, Inc.	9,460	572
CSW Industrials, Inc.	5,794	1,689
Deluxe Corp.	15,484	245
DNOW, Inc. *	36,526	624
DXP Enterprises, Inc. *	4,356	358
Dycom Industries, Inc. *	10,074	1,535
Enerpac Tool Group Corp.	18,847	845
EnPro, Inc.	7,251	1,173
ESCO Technologies, Inc.	8,911	1,418
Everus Construction Group, Inc. *	17,640	654
Federal Signal Corp.	21,082	1,551
Forward Air Corp. *	7,018	141
Franklin Electric Co., Inc.	13,559	1,273
Gates Industrial Corp. PLC *	78,457	1,444
The GEO Group, Inc. *	46,979	1,372
Gibraltar Industries, Inc. *	10,532	618
GMS, Inc. *	13,460	985
Granite Construction, Inc.	14,998	1,131
The Greenbrier Cos., Inc.	10,748	551
Griffon Corp.	13,633	975
Harsco Corp. *	28,042	186
Hayward Holdings, Inc. *	49,257	686
Healthcare Services Group, Inc. *	25,568	258
Heartland Express, Inc.	15,312	141
Heidrick & Struggles International, Inc.	7,060	302
Hertz Global Holdings, Inc. *	43,488	171
Hillenbrand, Inc.	24,438	590
HNI Corp.	16,502	732
Hub Group, Inc. - Class A	21,011	781
Insteel Industries, Inc.	6,898	181
Interface, Inc.	19,976	396
JBT Marel Corp.	15,942	1,948
JetBlue Airways Corp. *	105,065	506
Kadant, Inc.	4,056	1,367
Kennametal, Inc.	26,511	565
Korn Ferry	17,820	1,209
Kratos Defense & Security Solutions, Inc. *	52,783	1,567
Lindsay Corp.	3,721	471
Liquidity Services, Inc. *	7,829	243
Marten Transport, Ltd.	20,021	275
Masterbrand, Inc. *	43,567	569

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Matson, Inc.	11,452	1,468
Matthews International Corp. - Class A	10,672	237
Mercury Systems, Inc. *	17,546	756
MillerKnoll, Inc.	23,374	447
Moog, Inc. - Class A	9,785	1,696
Mueller Water Products, Inc.	54,024	1,373
MYR Group, Inc. *	5,584	632
National Presto Industries, Inc.	1,745	153
NV5 Global, Inc. *	18,204	351
OPENLANE, Inc. *	36,759	709
Pitney Bowes, Inc.	54,281	491
Powell Industries, Inc.	3,252	554
Proto Labs, Inc. *	8,496	298
Pursuit Attractions and Hospitality, Inc. *	7,283	258
Quanex Building Products Corp.	16,302	303
Resideo Technologies, Inc. *	50,916	901
Robert Half, Inc.	34,709	1,893
Rush Enterprises, Inc. - Class A	21,547	1,151
RXO, Inc. *	48,893	934
Schneider National, Inc. - Class B	16,077	367
SkyWest, Inc. *	13,949	1,219
SPX Technologies, Inc. *	15,994	2,060
Standex International Corp.	4,119	665
Sun Country Airlines Holdings, Inc. *	13,400	165
Sunrun, Inc. *	76,907	451
Tennant Co.	6,466	516
Titan International, Inc. *	16,368	137
Trinity Industries, Inc.	28,383	796
Triumph Group, Inc. *	26,753	678
UniFirst Corp.	5,181	901
Verra Mobility Corp. *	56,930	1,282
Vestis Corp.	39,279	389
Vicor Corp. *	7,895	369
Werner Enterprises, Inc.	21,432	628
WillScot Holdings Corp.	63,849	1,775
Zurn Elkay Water Solutions Corp.	49,341	1,627

Total		76,969

Information Technology (12.1%)
A10 Networks, Inc.	25,185	411
ACI Worldwide, Inc. *	36,199	1,980
Adeia, Inc.	37,429	495
Advanced Energy
Industries, Inc.	13,021	1,241
Agilysys, Inc. *	7,695	558

Index 600 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Alarm.com Holdings, Inc. *	17,127	953
Alpha & Omega Semiconductor, Ltd. *	8,428	209
Arlo Technologies, Inc. *	34,298	338
Axcelis Technologies, Inc. *	11,149	554
Azenta, Inc. *	15,889	550
Badger Meter, Inc.	10,154	1,932
Benchmark Electronics, Inc.	12,326	469
BlackLine, Inc. *	17,947	869
Box, Inc. *	49,581	1,530
Bread Financial Holdings, Inc.	16,987	851
Calix, Inc. *	20,454	725
CEVA, Inc. *	8,260	212
CleanSpark, Inc. *	96,210	647
Clear Secure, Inc. - Class A	32,485	842
Cohu, Inc. *	16,165	238
Corsair Gaming, Inc. *	15,266	135
CTS Corp.	10,298	428
Digi International, Inc. *	12,596	351
DigitalOcean Holdings, Inc. *	22,042	736
Diodes, Inc. *	16,092	695
DoubleVerify Holdings, Inc. *	48,621	650
DXC Technology Co. *	62,648	1,068
ePlus, Inc. *	9,030	551
Extreme Networks, Inc. *	45,982	608
FormFactor, Inc. *	26,878	760
Grid Dynamics Holdings, Inc. *	21,146	331
Harmonic, Inc. *	40,125	385
Ichor Holdings, Ltd. *	11,562	261
Impinj, Inc. *	7,970	723
Insight Enterprises, Inc. *	9,440	1,416
InterDigital, Inc.	8,864	1,833
Itron, Inc. *	15,579	1,632
Knowles Corp. *	30,458	463
Kulicke and Soffa Industries, Inc.	18,553	612
LiveRamp Holdings, Inc. *	22,686	593
MARA Holdings, Inc. *	117,273	1,349
MaxLinear, Inc. *	26,349	286
N-able, Inc. *	24,266	172
NCR Voyix Corp. *	50,036	488
NetScout Systems, Inc. *	24,955	524
OSI Systems, Inc. *	5,395	1,048
PC Connection, Inc.	4,315	269
PDF Solutions, Inc. *	10,715	205

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Penguin Solutions, Inc. *	18,476	321
Photronics, Inc. *	21,669	450
Plexus Corp. *	9,348	1,198
Progress Software Corp.	14,988	772
Qorvo, Inc. *	32,275	2,337
Rogers Corp. *	5,813	393
Sandisk Corp. *	39,826	1,896
Sanmina Corp. *	18,759	1,429
ScanSource, Inc. *	7,399	252
Semtech Corp. *	29,545	1,016
SiTime Corp. *	6,606	1,010
SolarEdge Technologies, Inc. *	19,855	321
SolarWinds Corp.	19,107	352
Sprinklr, Inc. - Class A *	38,137	318
SPS Commerce, Inc. *	13,114	1,741
Teradata Corp. *	33,176	746
TTM Technologies, Inc. *	35,287	724
Ultra Clean Holdings, Inc. *	15,595	334
Veeco Instruments, Inc. *	19,990	401
ViaSat, Inc. *	29,161	304
Viavi Solutions, Inc. *	76,906	861
Vishay Intertechnology, Inc.	39,050	621
Wolfspeed, Inc. *	53,321	163
Xerox Holdings Corp.	40,261	194
Ziff Davis, Inc. *	14,790	556

Total		52,886

Materials (4.9%)
AdvanSix, Inc.	9,477	215
Alpha Metallurgical Resources, Inc. *	3,750	470
Balchem Corp.	11,208	1,861
Celanese Corp.	37,760	2,144
Century Aluminum Co. *	17,807	331
The Chemours Co.	51,803	701
Element Solutions, Inc.	76,865	1,738
FMC Corp.	43,124	1,819
H.B. Fuller Co.	18,959	1,064
Hawkins, Inc.	6,573	696
Ingevity Corp. *	12,452	493
Innospec, Inc.	8,632	818
Kaiser Aluminum Corp.	5,463	331
Koppers Holdings, Inc.	6,854	192
Materion Corp.	7,113	580
Metallus, Inc. *	12,898	172
Minerals Technologies, Inc.	11,029	701
MP Materials Corp. *	41,764	1,019
O-I Glass, Inc. *	53,399	613
Quaker Chemical Corp.	4,763	589
Sealed Air Corp.	50,359	1,455

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Materials continued
Sensient Technologies Corp.	14,608	1,087
Stepan Co.	7,246	399
SunCoke Energy, Inc.	28,765	265
Sylvamo Corp.	11,793	791
Warrior Met Coal, Inc.	18,133	865
Worthington Steel, Inc.	12,054	305

Total		21,714

Real Estate (8.3%)
Acadia Realty Trust	41,366	867
Alexander & Baldwin, Inc.	25,265	435
American Assets Trust, Inc.	16,169	326
Apple Hospitality REIT, Inc.	77,084	995
Armada Hoffler Properties, Inc.	27,705	208
Brandywine Realty Trust	59,079	263
CareTrust REIT, Inc.	64,718	1,850
Centerspace	5,665	367
Curbline Properties Corp.	32,758	792
Cushman & Wakefield PLC *	79,355	811
DiamondRock Hospitality Co.	72,236	558
Douglas Emmett, Inc.	57,899	926
Easterly Government Properties, Inc.	33,970	360
Elme Communities	30,396	529
Essential Properties Realty Trust, Inc.	64,693	2,112
eXp World Holdings, Inc.	28,802	282
Four Corners Property Trust, Inc.	34,478	990
Getty Realty Corp.	17,407	543
Global Net Lease, Inc.	68,579	551
Highwoods Properties, Inc.	37,105	1,100
Innovative Industrial Properties, Inc.	9,803	530
JBG SMITH Properties	28,887	465
Kennedy-Wilson Holdings, Inc.	40,402	351
LTC Properties, Inc.	15,613	553
LXP Industrial Trust	102,210	884
The Macerich Co.	85,882	1,475
Marcus & Millichap, Inc.	8,392	289
Medical Properties Trust, Inc.	207,340	1,250
Millrose Properties, Inc. - Class A *	41,614	1,103
NexPoint Residential Trust, Inc.	7,643	302

Index 600 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
OUTFRONT Media, Inc.	47,655	769
Pebblebrook Hotel Trust	41,658	422
Phillips Edison & Co., Inc.	43,090	1,572
Ryman Hospitality Properties, Inc.	20,683	1,891
Safehold, Inc.	15,656	293
Saul Centers, Inc.	4,291	155
SITE Centers Corp.	16,103	207
SL Green Realty Corp.	24,206	1,397
The St. Joe Co.	13,169	618
Summit Hotel Properties, Inc.	37,811	205
Sunstone Hotel Investors, Inc.	69,648	655
Tanger, Inc.	38,238	1,292
Terreno Realty Corp.	34,406	2,175
Uniti Group, Inc.	83,662	422
Universal Health Realty Income Trust	4,524	185
Urban Edge Properties	43,404	825
Veris Residential, Inc.	28,020	474
Whitestone REIT	15,086	220

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Xenia Hotels & Resorts, Inc.	35,187	414

Total		36,258

Utilities (2.5%)
American States Water Co.	13,070	1,028
Avista Corp.	27,225	1,140
California Water Service Group	20,591	998
Chesapeake Utilities Corp.	7,856	1,009
Clearway Energy, Inc. - Class A	12,060	343
Clearway Energy, Inc. - Class C	28,459	862
MDU Resources Group, Inc.	70,307	1,189
MGE Energy, Inc.	12,501	1,162
Middlesex Water Co.	6,143	394
Northwest Natural Holding Co.	13,859	592
Otter Trail Corp.	14,446	1,161
SJW Group	10,365	567
Unitil Corp.	5,707	329

Total		10,774

Total Common Stocks (Cost: $400,615)		436,559

Short-Term Investments (0.0%)	Shares/ Par +	Value $ (000’s)
Governments (0.0%)
US Treasury 0.000%, 9/11/25 ß	196,000	192

Total		192

Total Short-Term Investments (Cost: $192)		192

Total Investments (99.5%) (Cost: $400,807)@		436,751

Other Assets, Less Liabilities (0.5%)		2,093

Net Assets (100.0%)		438,844

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini Russell 2000 Index Futures	Long	USD	1	15	6/25	$1,520	$(46)	$(2)
E-Mini S&P MidCap 400 Futures	Long	USD	–π	2	6/25	588	(13)	1

							$(59)	$(1)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$1	$1	$–	$(2)	$(2)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
ß	Part or all of the security has been pledged as collateral.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $400,807 and the net unrealized appreciation of investments based on that cost was $35,885 which is comprised of $97,389 aggregate gross unrealized appreciation and $61,504 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$436,559	$—	$—
Short-Term Investments	—	192	—

Total Assets:	$436,559	$192	$—

Liabilities:
Other Financial Instruments^
Futures	(59)	—	—

Total Liabilities:	$(59)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand